Schedule of Assets - Schedule of Assets Held at End of Year (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan Name	LONG ISLAND ELECTRIC UTILITY SERVCO LLCINCENTIVE THRIFT PLAN I
EIN No	45-4652143
Entity Plan Number	002
Participant loan, cost	$ 0	[1]
Participant loan, current value	$ 4,095,917	[1]
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, maturity year	2026	[1]
Participant loan, interest rate	3.25%	[1]
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, maturity year	2045	[1]
Participant loan, interest rate	8.50%	[1]

[1]	Permitted party-in-interest transactions.